Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Cash flows from operating activities:
Net loss	$ (44,751)	$ (19,727)	$ (12,550)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,709	1,009	478
Loss on disposal of fixed assets	8	0	0
Non-cash share-based compensation	6,765	3,153	2,257
Non-cash consideration for licenses	0	0	1,199
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(7,132)	(2,317)	(2,048)
Accounts payable	838	434	507
Accrued expenses and other liabilities	11,026	1,088	308
Net cash used in operating activities	(31,537)	(16,360)	(9,849)
Cash flows from investing activities:
Purchases of property and equipment	(9,119)	(2,876)	(1,855)
Purchase of intangible assets	(412)	0	0
Net cash used in investing activities	(9,531)	(2,876)	(1,855)
Cash flows from financing activities:
Proceeds of issuance of ordinary shares, net of issuance costs	156,920	127,686	32,222
Net cash provided by financing activities	156,920	127,686	32,222
Effect of exchange rate changes on cash	(5,833)	561	(2,662)
Net increase in cash	110,019	109,011	17,856
Cash, beginning of year	137,070	28,059	10,203
Cash, end of year	247,089	137,070	28,059
Supplemental Cash Flow Information
Property and equipment purchases included in accounts payable	$ 328	$ 0	$ 0